SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - Stardust Power Inc [Member]	3 Months Ended	10 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected option life (years)	1 year	1 year 3 months
Expected volatility minimum		60.00%
Expected volatility maximum		70.00%
Expected volatility minimum		3.84%
Expected volatility maximum		3.86%
Dividend yeild		0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected option life (years)		5 years 25 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected option life (years)		5 years 11 months 4 days